Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Employer contributions	$ (396)	$ (418)	$ (557)
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(233)	(552)
Excess (deficit) of fair value of assets over benefit obligation at end of year	1,268	231	513
Effect of asset limitation and minimum funding requirement	(2)	(2)	(39)
End of year	(1,270)	(233)	(552)
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	8,268	8,842	9,139
Current service cost	291	334	330
Interest cost on benefit obligation	331	309	297
Employee contributions	25	22	24
Benefits paid	(770)	(1,012)	(724)
Past service cost	7	5
Business acquisition	(4)	264
Settlements	(2)	(2)	(157)
Foreign exchange	(29)	1	(21)
Actuarial loss (gain) on benefit obligation	1,590	(495)	(46)
End of year	9,707	8,268	8,842
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	8,037	8,329	7,770
Interest cost on benefit obligation	331	305	273
Actual return on assets (net of administrative expenses)	634	(166)	700
Employer contributions	249	316	471
Employee contributions	25	22	24
Benefits paid	(770)	(1,012)	(724)
Administrative expenses	(17)	(14)	(13)
Business acquisition		251
Settlements	(2)	(2)	(157)
Foreign exchange	(48)	8	(15)
End of year	8,439	8,037	8,329
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(233)	(552)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,268)	(231)	(513)
Effect of asset limitation and minimum funding requirement	(2)	(2)	(39)
End of year	(1,270)	(233)	(552)
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year	360	256
End of year	422	360	256
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(593)	(808)
End of year	(1,692)	(593)	(808)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	291	334	330
Interest cost on benefit obligation		7	29
Administrative expenses	14	12	11
Past service cost	7	5
Benefit expense (income) recorded in the Consolidated Statement of Income	312	358	370
Defined contribution benefit expense	66	41	35
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	956	(369)	(771)
(Return) on plan assets in excess of interest income on fair value of assets	(634)	166	(700)
Actuarial loss (gain) on benefit obligation	1,590	(495)	(46)
Change in the asset limitation		(40)	(25)
Total benefit cost	1,334	30	(366)
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	948	125	960
Actuarial (gains) and losses from changes in demographic assumptions	(5)	(148)	(6)
Actuarial (gains) and losses from changes in financial assumptions	1,496	(548)	(71)
Actuarial (gains) and losses from changes in experience	99	201	31
In Scotiabank securities (stock, bonds)	392	377	457
In property occupied by Scotiabank	4	4	4
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year	2	39	60
Interest cost on benefit obligation		3	5
Remeasurement of other long-term benefits		(40)	(25)
Foreign exchange			(1)
End of year	2	2	39
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,134)	(1,392)
Excess (deficit) of fair value of assets over benefit obligation at end of year	1,264	1,134	1,392
Employer contributions	(78)	(61)	(51)
End of year	(1,264)	(1,134)	(1,392)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	1,374	1,658	1,682
Current service cost	26	30	39
Interest cost on benefit obligation	72	70	72
Benefits paid	(96)	(90)	(76)
Past service cost	(9)	(196)	4
Business acquisition	1	6	1
Settlements	(45)
Foreign exchange	14	(8)	(28)
Actuarial loss (gain) on benefit obligation	120	(96)	(36)
End of year	1,457	1,374	1,658
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	240	266	284
Interest cost on benefit obligation	23	20	19
Actual return on assets (net of administrative expenses)	(16)	(11)	1
Employer contributions	78	61	51
Benefits paid	(96)	(90)	(76)
Settlements	(46)		(1)
Foreign exchange	10	(6)	(12)
End of year	193	240	266
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,134)	(1,392)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,264)	(1,134)	(1,392)
End of year	(1,264)	(1,134)	(1,392)
Other benefit plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year		1
End of year			1
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,134)	(1,393)
End of year	(1,264)	(1,134)	(1,393)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	26	30	39
Interest cost on benefit obligation	49	50	53
Past service cost	(9)	(196)	4
Amount of settlement (gain) loss recognized	1
Remeasurement of other long-term benefits	(5)	(10)	(3)
Benefit expense (income) recorded in the Consolidated Statement of Income	62	(126)	93
Defined contribution benefit expense	3
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	141	(75)	(34)
(Return) on plan assets in excess of interest income on fair value of assets	17	11	1
Actuarial loss (gain) on benefit obligation	124	(86)	(35)
Total benefit cost	206	(201)	59
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	7	9	20
Actuarial (gains) and losses from changes in demographic assumptions	(35)	(23)
Actuarial (gains) and losses from changes in financial assumptions	150	(92)	(13)
Actuarial (gains) and losses from changes in experience	$ 5	19	(23)
In Scotiabank securities (stock, bonds)		$ 3	$ 4